Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Provisions [Abstract]
Disclosure of other provisions [text block]
As of December 31, this caption includes the following:

In thousands of soles	Note	Outstanding claims reserve (i)	Other provisions	Total
As of January 1, 2022		113	8,563	8,676
Annual provision		—	380	380
Paid during the year		—	(2,145)	(2,145)
Business combination balances	1.C.ii	—	14,119	14,119
Exchange difference		—	(1,056)	(1,056)

As of December 31, 2022		113	19,861	19,974

As of January 1, 2023		113	19,861	19,974
Annual provision		—	1,176	1,176
Paid during the year		(8)	(4,320)	(4,328)
Exchange difference		—	2,252	2,252

As of December 31, 2023		105	18,969	19,074

As of January 1, 2024		105	18,969	19,074
Annual provision		—	1,001	1,001
Paid during the year		(69)	(5,649)	(5,718)
Exchange difference		—	(2,111)	(2,111)

As of December 31, 2024		36	12,210	12,246

(i)	Outstanding claims reserve represent the Group’s outstanding third-party obligations and do not include amounts related to the Group’s customers that are part of the insurance premium program.